Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017	December 31, 2016
Vessels	42,000	—	—
Of which in Tankers segment	42,000	—	—
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Loss
At January 1, 2018	—	—	—	—	—

Assets sold from assets held for sale
Felicity	42,000	44,995	42,000	(2,995)	—

At December 31, 2018	—	—	42,000	(2,995)	—